NEWMONT EQUITY AND INCOME (LOSS) PER SHARE	12 Months Ended
Dec. 31, 2017
NEWMONT EQUITY AND INCOME (LOSS) PER SHARE
NEWMONT EQUITY AND INCOME (LOSS) PER SHARE

NOTE 14    NEWMONT EQUITY AND INCOME (LOSS) PER SHARE

Newmont Common Stock

In September 2015, Newmont filed a shelf registration statement on Form S-3 under which it can issue an indeterminate number or amount of common stock, preferred stock, debt securities, guarantees of debt securities and warrants from time to time at indeterminate prices. It also included the resale of an indeterminate amount of common stock, preferred stock and debt securities from time to time upon exercise of warrants or conversion of convertible securities.

Net Income (Loss) per Common Share

Basic income (loss) per common share is computed by dividing income available to Newmont common stockholders by the weighted average number of common shares outstanding during the period. Diluted income (loss) per common share is computed similarly except that weighted average common shares is increased to reflect all dilutive instruments, including employee stock awards and convertible debt instruments. The dilutive effects of Newmont’s dilutive securities are calculated using the treasury stock method and only those instruments that result in a reduction in income per share are included in the calculation.

	Years Ended December 31,
	2017	2016	2015
Net income (loss) attributable to Newmont stockholders:
Continuing operations	$(76)	$(226)	$(13)
Discontinued operations	(38)	(403)	219
	$(114)	$(629)	$206

Weighted average common shares (millions):
Basic	533	530	516
Effect of employee stock-based awards	2	2	—
Diluted	535	532	516

Net income (loss) per common share attributable to Newmont stockholders:
Basic:
Continuing operations	$(0.14)	$(0.43)	$(0.02)
Discontinued operations	(0.07)	(0.76)	0.42
	$(0.21)	$(1.19)	$0.40
Diluted:
Continuing operations	$(0.14)	$(0.42)	$(0.02)
Discontinued operations	(0.07)	(0.76)	0.42
	$(0.21)	$(1.18)	$0.40

The Company reported a loss from continuing operations attributable to Newmont stockholders for the years ended December 31, 2017, 2016 and 2015. Therefore, the potentially dilutive effects at December 31, 2017, 2016 and 2015 were not included in the computation of diluted loss per common share attributable to Newmont stockholders because their inclusion would have been anti-dilutive to the computation.

In July 2007, Newmont issued $575 of Convertible Senior Notes due in 2017 that, if converted, may have had a dilutive effect on the Company’s weighted average number of common shares. The effect of contingently convertible instruments on diluted earnings per share was calculated under the net share settlement method in accordance with ASC guidance. The conversion price for the notes exceeded the Company’s share price for the years ended December 31, 2016, and 2015 therefore, no additional shares were included in the computation of diluted weighted average common shares. In July 2017, the 2017 Notes were retired.